Fixed Assets, Net (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Fixed assets, gross	$ 316,377	$ 300,190
Less: accumulated depreciation	(72,540)	(53,516)
Net book value	243,837	246,674
Depreciation expense	23,745	15,583	14,557
Office building [Member]
Property, Plant and Equipment [Line Items]
Fixed assets, gross	207,236	207,987
Computer equipment (including servers) [Member]
Property, Plant and Equipment [Line Items]
Fixed assets, gross	68,152	56,852
Leasehold and building improvements [Member]
Property, Plant and Equipment [Line Items]
Fixed assets, gross	34,004	31,598
Office furniture [Member]
Property, Plant and Equipment [Line Items]
Fixed assets, gross	5,463	2,300
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Fixed assets, gross	$ 1,522	$ 1,453